CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 38,214	$ 5,996	¥ 222,986	¥ 42,627
Net cash provided by (used in) investing activities	(31,951)	(5,014)	(15,906)	(2,391)
Net cash provided by financing activities	410	64	571,959	58,523
Effective of exchange rate changes on cash and cash equivalents	(12,993)	(2,038)	(22,240)
Net change in cash and cash equivalents	(6,320)	(992)	756,799	98,759
Cash and cash equivalents at the beginning of the year	861,682	135,217	104,883	6,124
Cash and cash equivalents at the end of the year	855,362	134,225	861,682	¥ 104,883
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(15,837)	(2,485)	970
Net cash provided by (used in) investing activities	127,514	20,010	(522,278)
Net cash provided by financing activities	313	49	632,732
Effective of exchange rate changes on cash and cash equivalents	(3,787)	(595)	(22,246)
Net change in cash and cash equivalents	108,203	16,979	89,178
Cash and cash equivalents at the beginning of the year	89,178	13,994
Cash and cash equivalents at the end of the year	¥ 197,381	$ 30,973	¥ 89,178